Share Based Payments (Details) - Schedule of Employee Option Activity $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Two Thousand Seven Plan [Member]
Schedule of Employee Option Activity [Abstract]
Number of options, Outstanding Beginning	26,250
Weighted average exercise price, Outstanding Beginning	$ 0.91
Weighted average remaining contractual term, Outstanding Beginning	5 years 11 months 12 days
Aggregate intrinsic value, Outstanding Beginning | $	$ 397
Number of options, Exercisable
Weighted average exercise price, Exercisable
Weighted average remaining contractual term, Exercisable
Aggregate intrinsic value, Exercisable | $
Number of options, Exercised	(6,250)
Weighted average exercise price, Exercised	$ 3.51
Number of options, Forfeited	(20,000)
Weighted average exercise price, Forfeited
Number of options, Outstanding Ending
Weighted average exercise price, Outstanding Ending
Weighted average remaining contractual term, Outstanding Ending
Aggregate intrinsic value, Outstanding Ending | $
Comm-IT Solutions 2022 Plan [Member]
Schedule of Employee Option Activity [Abstract]
Number of options, Outstanding Beginning	4,028
Weighted average exercise price, Outstanding Beginning	$ 264.67
Weighted average remaining contractual term, Outstanding Beginning	7 years 11 months 8 days
Aggregate intrinsic value, Outstanding Beginning | $	$ 7,499
Number of options, Exercisable	1,847
Weighted average exercise price, Exercisable	$ 27.72
Weighted average remaining contractual term, Exercisable	6 years 11 months 4 days
Aggregate intrinsic value, Exercisable | $	$ 3,760
Number of options, Granted
Weighted average exercise price, Granted
Number of options, Outstanding Ending	4,028
Weighted average exercise price, Outstanding Ending	$ 256.79
Weighted average remaining contractual term, Outstanding Ending	6 years 11 months 8 days
Aggregate intrinsic value, Outstanding Ending | $	$ 7,276